Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Foreign income tax rate	17.00%	17.00%	17.00%	17.00%
Taxable income	$ 41,935		$ (4,379)
Operating losses carry forward	3,600,000		3,700,000
Allowance on deferred tax assets on operating losses	820,114		675,460
Malaysia Subsidiaries [Member]
Allowance on deferred tax assets on operating losses	$ 800,000		$ 700,000
SINGAPORE
Income tax description	the partial tax exemption regime, 75% of the first approximately $8,000 (SGD 10,000) of chargeable income and 50% of the next approximately $144,000 (SGD 190,000) of chargeable income are exempt from income tax	the partial tax exemption regime, 75% of the first approximately $8,000 (SGD 10,000) of chargeable income and 50% of the next approximately $144,000 (SGD 190,000) of chargeable income are exempt from income tax
Foreign income tax rate	75.00%	75.00%
SINGAPORE | 75% [Member]
Taxable income	$ 8,000	$ 10,000
SINGAPORE | 50% [Member]
Taxable income	$ 144,000	$ 190,000
MALAYSIA
Foreign income tax rate	24.00%	24.00%